Organization	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
NOTE 1 - Organization

NOTE 1 – Basis of Presentation and Organization

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of SolarWindow Technologies, Inc. (the “Company”) as of November 30, 2020, and for the three months ended November 30, 2020 and 2019 have been prepared in accordance with accounting principles generally accepted in the United States (“U.S.”) of America, or U.S. GAAP, for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results may differ from those estimates. The interim consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended August 31, 2020. The accompanying unaudited interim consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments (including normal recurring adjustments) necessary for the fair presentation of the Company’s consolidated financial position as of November 30, 2020, results of operations, stockholders’ equity and cash flows for the three months ended November 30, 2020 and 2019. The Company did not record an income tax provision during the periods presented due to net taxable losses. The results of operations for any interim period are not necessarily indicative of the results of operations for the entire year.

Organization

SolarWindow Technologies, Inc. was incorporated in the State of Nevada on May 5, 1998. Products derived from the Company’s SolarWindow™ technology harvest light energy from the sun and from artificial light sources, by generating electricity from a transparent coating of organic photovoltaic (“OPV”) solar cells, applied to glass and plastics, thereby creating a “photovoltaic” effect. The Company’s ticker symbol is WNDW.

Liquidity and Management’s Plan

The Company does not have any commercialized products, has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. Due to the “start-up” nature of our business, we expect to incur losses as we continue development of our products and technologies. As of November 30, 2020, the Company had $13,549,510 of cash and cash equivalents and short term investments on hand and working capital of $13,897,863. The Company believes that it currently has sufficient cash to meet its funding requirements over the next twelve months following the issuance of this Quarterly Report on Form 10-Q. However, the Company has experienced and continues to experience negative cash flows from operations, as well as an ongoing requirement for substantial additional capital investment. The Company expects that it may need to raise additional capital to accomplish its business plan. If additional funding is required, the Company expects to seek to obtain that funding through financial or strategic investors. There can be no assurance as to the availability or terms upon which such financing and capital might be available.

NOTE 1 – Organization

SolarWindow Technologies, Inc. was incorporated in the State of Nevada on May 5, 1998. Products derived from the Company’s SolarWindow™ technology harvest light energy from the sun and from artificial light sources, by generating electricity from a transparent coating of organic photovoltaic (“OPV”) solar cells, applied to glass and plastics, thereby creating a “photovoltaic” effect. The Company’s ticker symbol is WNDW.

Photovoltaics are commonly known as “solar panels” providing a method to generate electricity using solar cells to convert energy from light into a flow of electrons. Conventional PV power is generated by solar modules composed of interconnected mono- or poly-crystalline cells containing PV and electricity-conducting materials. These materials are usually opaque (i.e., non-transparent) and only effectively generate electricity with sun light. The Company’s researchers have replaced these materials with very thin layers of specially developed compounds that allow our SolarWindow™ technology to remain see-through or “transparent” while generating electricity when exposed to either sun or artificial light. SolarWindow™ coatings generate electricity when exposed to direct, diffused, filtered, low, or reflected natural or artificial light. The company has filed patent applications related to the application and fabrication of SolarWindow™ devices using these compounds.

Liquidity and Management’s Plan

The Company does not have any commercialized products, has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. Due to the “start-up” nature of our business, we expect to incur losses as we continue development of our products and technologies. As of August 31, 2020, the Company had $14,151,523 of cash on hand and working capital of $14,590,959. The Company believes that it currently has sufficient cash to meet its funding requirements over the next twelve months following the issuance of this Annual Report on Form 10-K. However, the Company has experienced and continues to experience negative cash flows from operations, as well as an ongoing requirement for substantial additional capital investment. The Company expects that it may need to raise additional capital to accomplish its business plan over the next several years. If additional funding is required, the Company expects to seek to obtain that funding through financial or strategic investors. There can be no assurance as to the availability or terms upon which such financing and capital might be available.